Business Organization and Nature of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business Organization and Nature of Operations

1.	BUSINESS ORGANIZATION AND NATURE OF OPERATIONS

Car Charging Group, Inc. (“CCGI”) was incorporated on October 3, 2006 under the laws of the State of Nevada as New Image Concepts, Inc. On December 7, 2009, New Image Concepts, Inc. changed its name to Car Charging Group, Inc.

CCGI, through its wholly-owned subsidiaries (collectively, the “Company” or “Car Charging”), acquires and installs electric vehicle (“EV”) charging stations and shares servicing fees received from customers that use the charging stations with the property owner(s), on a property by property basis. In addition, the Company sells hardware and enters into individual arrangements for this purpose with various property owners, which may include municipalities, garage operators, hospitals, multi-family properties, shopping malls and facility owner/operators.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all of the information and disclosures required by U.S. GAAP for annual financial statements. In the opinion of management, such statements include all adjustments (consisting only of normal recurring items) which are considered necessary for a fair presentation of the condensed consolidated financial statements of the Company as of June 30, 2016 and for the six months ended June 30, 2016. The results of operations for the six months ended June 30, 2016 are not necessarily indicative of the operating results for the full year ending December 31, 2016 or any other period. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related disclosures of the Company as of December 31, 2015 and for the year then ended, which were filed with the SEC on Form 10-K on July 29, 2016.

1.	BUSINESS ORGANIZATION AND NATURE OF OPERATIONS

Car Charging Group, Inc. (“CCGI”) was incorporated on October 3, 2006 under the laws of the State of Nevada as New Image Concepts, Inc. On December 7, 2009, New Image Concepts, Inc. changed its name to Car Charging Group, Inc.

CCGI, through its wholly-owned subsidiaries (collectively, the “Company” or “Car Charging”), acquires and installs electric vehicle (“EV”) charging stations and shares servicing fees received from customers that use the charging stations with the property owner(s), on a property by property basis. In addition, the Company sells hardware and enters into individual arrangements for this purpose with various property owners, which may include municipalities, garage operators, hospitals, multi-family properties, shopping malls and facility owner/operators.